Loans Receivable and Allowance for Loan Losses (Loans Individually and Collectively Evaluated for Impairment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	$ 10,556	$ 11,519
Loans acquired with deteriorated credit quality	1,049	1,090
Collectively evaluated for impairment	489,929	490,968
Total Loans	501,534	503,577
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	0	0
Loans acquired with deteriorated credit quality	225	242
Collectively evaluated for impairment	157,914	158,600
Total Loans	158,139	158,842
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	10,556	11,519
Loans acquired with deteriorated credit quality	824	848
Collectively evaluated for impairment	250,576	260,777
Total Loans	261,956	273,144
Construction Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	0	0
Loans acquired with deteriorated credit quality	0	0
Collectively evaluated for impairment	19,221	20,551
Total Loans	19,221	20,551
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	0	0
Loans acquired with deteriorated credit quality	0	0
Collectively evaluated for impairment	42,514	35,745
Total Loans	42,514	35,745
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	0	0
Loans acquired with deteriorated credit quality	0	0
Collectively evaluated for impairment	19,704	15,295
Total Loans	$ 19,704	$ 15,295